Property, Plant and Equipment - Gross Cost, Accumulated Depreciation and Impairment Losses of Property, Plant and Equipment (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 34,225	€ 36,393	€ 33,910
Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	117,868	122,513
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(83,551)	(85,942)
Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(92)	(178)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,383	4,858	4,851
Land and buildings | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,344	11,930
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,958)	(7,069)
Land and buildings | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3)	(3)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,297	26,770	24,682
Plant and machinery | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	96,335	99,945
Plant and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(70,969)	(73,021)
Plant and machinery | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(69)	(154)
Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,267	1,426	1,412
Furniture, tools and other items | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,900	7,288
Furniture, tools and other items | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,624)	(5,852)
Furniture, tools and other items | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9)	(10)
PP&E in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,278	3,339	€ 2,965
PP&E in progress | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,289	3,350
PP&E in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
PP&E in progress | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (11)	€ (11)